Corporate information	12 Months Ended
Dec. 31, 2025
Disclosure Of Basis Of Preparation [Abstract]
Corporate information
1.1 Corporate information
On Holding AG and its consolidated subsidiaries (together "On" or the "Company") is engaged in developing and distributing innovative premium performance sports products. On sells products worldwide through our Wholesale ("WHS") sales channel and our Direct-to-Consumer ("DTC") sales channel (i.e., On's e-commerce platform and On's owned and operated retail stores).
On is a publicly traded company on the New York Stock Exchange, trading under the ticker symbol "NYSE: ONON."
These annual consolidated financial statements (the "financial statements”) have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") (the “IFRS Accounting Standards”) and present the financial position and the results of operations of On. On Holding AG is a limited company incorporated in accordance with Swiss law under a private statute and is domiciled at Förrlibuckstrasse 190, Zurich, Switzerland.
The financial statements for the year ended December 31, 2025, were authorized for issuance by the board of directors of the Company on March 3, 2026.
1.2 About the financials
The financial statements of On:
•have been prepared in accordance with IFRS Accounting Standards,
•include the values of On Holding AG and its domestic and foreign subsidiaries as of December 31, 2025, over which On Holding AG exercised direct or indirect control,
•present fiscal years which correspond to the calendar year,
•present note disclosures related to the consolidated balance sheets as of December 31 and consolidated statements of income, comprehensive income, cash flows, and changes in equity for the respective year,
•are published in Swiss Francs (CHF), the presentation currency of On Holding AG, rounded to millions, unless otherwise stated,
•contain certain numerical figures shown as totals in some tables that may not be an arithmetic aggregation of the figures that preceded them due to rounding,
•with respect to financial information, a dash (“—”) signifies that the relevant figure is available but is or has been rounded to zero,
•include prior year comparative amounts that have been reclassified to conform with current year presentation, none of which had any impact on the Company's results of operations, financial condition, or any other financial statement,
•use the historical cost convention except for items that are required to be accounted for at fair value, and
•present the applicable accounting policy within the respective note disclosures.